Share capital and share premium	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
30.	Share capital and share premium

Ordinary shares issued and fully paid as at December 31, 2021 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
337,923,238	Class A ordinary shares	0.04	$13,517	$1,596,165	$783,529	$2,393,211
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
380,781,318			$15,231	$1,641,674	$783,529	$2,440,434

During 2021, 26,571,174 shares were issued. All were fully paid and newly issued Class A ordinary shares. The nominal value of all shares issued is $0.04 each. The total Class A ordinary shares issued in respect of share options that were exercised and RSUs that have vested was 8,328,356.

On May 17, 2021, a total of 3,190,345 Class A ordinary shares were issued on conversion of $39.1 million principal amount of February 2020 Notes.

On August 6, 2021, a total of 7,013,405 Class A ordinary shares were issued on conversion of $85.9 million principal amount of February 2020 Notes.

On October 1, 2021, a total of 6,122,250 Class A ordinary shares were issued on conversion of $75.0 million principal amount of February 2020 Notes.

The total Class A ordinary shares issued in respect of acquisitions made during the year was 1,916,818.

Ordinary shares issued and fully paid as at December 31, 2020 (in thousands, except number of shares):

Number of shares	Class	Par value $	Share capital	Share premium	Merger reserve	Total
311,352,064	Class A ordinary shares	0.04	$12,454	$882,422	$783,529	$1,678,405
42,858,080	Class B ordinary shares	0.04	1,714	45,509	-	47,223
354,210,144			$14,168	$927,931	$783,529	$1,725,628

During 2020, 14,611,136 shares were issued. All were fully paid and newly issued Class A ordinary shares. The nominal value of all shares issued is $0.04 each. The total Class A ordinary shares issued in respect of share options that were exercised and RSUs that have vested was 12,721,798.

On November 17, 2020, the Company issued 1,889,338 Class A ordinary shares to Artemis representing 0.5% of existing issued share capital, for total gross proceeds of $50.0 million.